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November 17, 2014
VIA EDGAR
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
 Washington, DC 20549-3628
Re:	Knightsbridge Shipping Limited Registration Statement on Form F-4

Dear Madam/Sir:
On behalf of our client, Knightsbridge Shipping Limited, a Bermuda company (the "Company"), we are transmitting for filing with the Securities and Exchange Commission (the "Commission") in electronic form the Registration Statement on Form F-4 (the "Registration Statement") in connection with a proposed merger transaction between the Company and Golden Ocean Group Limited, a Bermuda company ("Golden Ocean").  As more fully described in the joint proxy statement/prospectus included in the Registration Statement, a definitive agreement and plan of merger was entered into between the Company and Golden Ocean on October 7, 2014, which contemplates a merger between the companies under Bermuda law.   The Registration Statement covers common shares, which the Company will issue to Golden Ocean shareholders in the merger.
Should you have any questions regarding the Registration Statement, please feel free to contact Gary J. Wolfe at (212) 574-1223 (wolfe@sewkis.com), Robert E. Lustrin at (212) 574-1420 (lustrin@sewkis.com) or Evan Preponis at (212) 574-1438 (preponis@sewkis.com).
Very truly yours,

SEWARD & KISSEL LLP

By:	/s/ Gary J. Wolfe
Gary J. Wolfe
Partner

cc:            Inger M. Klemp, Chief Financial Officer
inger.klemp@frontmgt.no
Knightsbridge Shipping Limited